                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 3/31/01
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     5/15/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total: $
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                      Form 13F Information Table - Birinyi Associates 3/30/01

---------------------------------------------------------------------------------------------------------------------------
                           Column 1              Column 2         Column 3      Column 4                   Column 5
---------------------------------------------------------------------------------------------------------------------------
                           Name of            Title of class       CUSIP          Value     Shrs or          SH/PRN

                            Issuer                                              (x $1000)   prn amt
---------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp           Common Stock      459200101         $28,634    297,712          SH
---------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                            Common Stock      00184A105         $24,927    620,856          SH
---------------------------------------------------------------------------------------------------------------------------
General Electric Co                            Common Stock      369604103         $20,876    498,706          SH
---------------------------------------------------------------------------------------------------------------------------
American Express Co                            Common Stock      025816109         $19,804    479,525          SH
---------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                                  Common Stock      172967101         $19,066    423,872          SH
---------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                           Common Stock      46625H100         $14,309    318,695          SH
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                                 Common Stock      594918104         $13,172    240,855          SH
---------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                               Common Stock      30231G102         $10,176    125,626          SH
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                        Common Stock      38141G104          $9,701    114,000          SH
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc                          Common Stock      882508104          $8,876    286,500          SH
---------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                            Common Stock      78462F103          $8,734     74,850          SH
---------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                     Common Stock      717081103          $8,588    209,710          SH
---------------------------------------------------------------------------------------------------------------------------
Qwest Communications International             Common Stock      749121109          $7,245    206,715          SH
---------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                       Common Stock      110122108          $7,176    120,800          SH
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Company           Common Stock      617446448          $7,142    133,500          SH
---------------------------------------------------------------------------------------------------------------------------
Intel Corp                                     Common Stock      458140100          $7,118    270,524          SH
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc.                           Common Stock      931142103          $6,984    138,300          SH
---------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                        Common Stock      084670108          $6,676        102          SH
---------------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                           ADR          654902204          $6,016    250,650          SH
---------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp                             Common Stock      247025109          $5,685    221,300          SH
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co                             Common Stock      590188108          $5,390     97,300          SH
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                              Common Stock      478160104          $4,175     47,729          SH
---------------------------------------------------------------------------------------------------------------------------
BP PLC                                              ADR          055622104          $4,144     83,520          SH
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                              Common Stock      589331107          $4,053     53,400          SH
---------------------------------------------------------------------------------------------------------------------------
EMC Corp-Mass                                  Common Stock      268648102          $3,938    133,950          SH
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co                                   Common Stock      191216100          $3,929     87,006          SH
---------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                              Common Stock      806857108          $3,917     68,000          SH
---------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                             Common Stock      428236103          $3,765    120,412          SH
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc                              Common Stock      17275R102          $3,614    228,548          SH
---------------------------------------------------------------------------------------------------------------------------
BellSouth Corp                                 Common Stock      079860102          $3,061     74,800          SH
---------------------------------------------------------------------------------------------------------------------------
Chevron Corporation                            Common Stock      166751107          $2,542     28,950          SH
---------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                        Common Stock      084670207          $2,248      1,033          SH
---------------------------------------------------------------------------------------------------------------------------
Corning Inc                                    Common Stock      219350105          $2,124    102,650          SH
---------------------------------------------------------------------------------------------------------------------------
Amgen Inc                                      Common Stock      031162100          $1,998     33,200          SH
---------------------------------------------------------------------------------------------------------------------------
Home Depot Inc.                                Common Stock      437076102          $1,961     45,500          SH
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co                                 Common Stock      532457108          $1,802     23,500          SH
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                            Common Stock      742718109          $1,790     28,600          SH
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                  Common Stock      524908100          $1,730     27,592          SH
---------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc.                          Common Stock      866810104          $1,658    107,900          SH
---------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co                               Common Stock      254687106          $1,570     54,900          SH
---------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company                           Common Stock      260543103          $1,466     46,450          SH
---------------------------------------------------------------------------------------------------------------------------
American Home Products Corp                    Common Stock      026609107          $1,451     24,700          SH
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc                     Common Stock      92343V104          $1,331     27,005          SH
---------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                      Common Stock      913017109          $1,283     17,500          SH
---------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                             Common Stock      68389X105          $1,240     82,798          SH
---------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.                                   Common Stock      713448108          $1,204     27,400          SH
---------------------------------------------------------------------------------------------------------------------------
SPX Corp                                       Common Stock      784635104          $1,171     12,900          SH
---------------------------------------------------------------------------------------------------------------------------
AT&T Corp                                      Common Stock      001957109          $1,141     53,550          SH
---------------------------------------------------------------------------------------------------------------------------
American International Group                   Common Stock      026874107          $1,100     13,668          SH
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                            Common Stock      002824100          $1,032     21,870          SH
---------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                                   Common Stock      747525103            $869     15,350          SH
---------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp                            Common Stock      808513105            $829     53,750          SH
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co                               Common Stock      949746101            $772     15,600          SH
---------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                         Common Stock      78387G103            $736     16,500          SH
---------------------------------------------------------------------------------------------------------------------------
McDonald's Corp                                Common Stock      580135101            $713     26,850          SH
---------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                     Common Stock      313586109            $700      8,800          SH
---------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc                        Common Stock      209115104            $649     17,500          SH
---------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                 Common Stock      803111103            $647     30,000          SH
---------------------------------------------------------------------------------------------------------------------------
Teradyne Inc.                                  Common Stock      880770102            $594     18,000          SH
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                           Column 1                           Column 6       Column 8      7
---------------------------------------------------------------------------------------------------------
                           Name of            Put/Call       Investment           Voting authority
                                                                             ----------------------------
                            Issuer                           discretion        Sole     Shared    None
---------------------------------------------------------------------------------------------------------
International Business Machines Corp                            SOLE           297,712
---------------------------------------------------------------------------------------------------------
AOL Time Warner Inc                                             SOLE           620,856
---------------------------------------------------------------------------------------------------------
General Electric Co                                             SOLE           498,706
---------------------------------------------------------------------------------------------------------
American Express Co                                             SOLE           479,525
---------------------------------------------------------------------------------------------------------
Citigroup Inc                                                   SOLE           423,872
---------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co                                            SOLE           318,695
---------------------------------------------------------------------------------------------------------
Microsoft Corp                                                  SOLE           240,855
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                                                SOLE           125,626
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                                         SOLE           114,000
---------------------------------------------------------------------------------------------------------
Texas Instruments Inc                                           SOLE           286,500
---------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                                             SOLE            74,850
---------------------------------------------------------------------------------------------------------
Pfizer Inc                                                      SOLE           209,710
---------------------------------------------------------------------------------------------------------
Qwest Communications International                              SOLE           206,715
---------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                        SOLE           120,800
---------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Company                            SOLE           133,500
---------------------------------------------------------------------------------------------------------
Intel Corp                                                      SOLE           270,524
---------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                            SOLE           138,300
---------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                                         SOLE               102
---------------------------------------------------------------------------------------------------------
Nokia OYJ                                                       SOLE           250,650
---------------------------------------------------------------------------------------------------------
Dell Computer Corp                                              SOLE           221,300
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co                                              SOLE            97,300
---------------------------------------------------------------------------------------------------------
Johnson & Johnson                                               SOLE            47,729
---------------------------------------------------------------------------------------------------------
BP PLC                                                          SOLE            83,520
---------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                               SOLE            53,400
---------------------------------------------------------------------------------------------------------
EMC Corp-Mass                                                   SOLE           133,950
---------------------------------------------------------------------------------------------------------
Coca-Cola Co                                                    SOLE            87,006
---------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                               SOLE            68,000
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                                              SOLE           120,412
---------------------------------------------------------------------------------------------------------
Cisco Systems Inc                                               SOLE           228,548
---------------------------------------------------------------------------------------------------------
BellSouth Corp                                                  SOLE            74,800
---------------------------------------------------------------------------------------------------------
Chevron Corporation                                             SOLE            28,950
---------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                                         SOLE             1,033
---------------------------------------------------------------------------------------------------------
Corning Inc                                                     SOLE           102,650
---------------------------------------------------------------------------------------------------------
Amgen Inc                                                       SOLE            33,200
---------------------------------------------------------------------------------------------------------
Home Depot Inc.                                                 SOLE            45,500
---------------------------------------------------------------------------------------------------------
Eli Lilly & Co                                                  SOLE            23,500
---------------------------------------------------------------------------------------------------------
Procter & Gamble Co                                             SOLE            28,600
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                   SOLE            27,592
---------------------------------------------------------------------------------------------------------
Sun Microsystems Inc.                                           SOLE           107,900
---------------------------------------------------------------------------------------------------------
Disney (Walt) Co                                                SOLE            54,900
---------------------------------------------------------------------------------------------------------
Dow Chemical Company                                            SOLE            46,450
---------------------------------------------------------------------------------------------------------
American Home Products Corp                                     SOLE            24,700
---------------------------------------------------------------------------------------------------------
Verizon Communications Inc                                      SOLE            27,005
---------------------------------------------------------------------------------------------------------
United Technologies Corp.                                       SOLE            17,500
---------------------------------------------------------------------------------------------------------
Oracle Corporation                                              SOLE            82,798
---------------------------------------------------------------------------------------------------------
Pepsico Inc.                                                    SOLE            27,400
---------------------------------------------------------------------------------------------------------
SPX Corp                                                        SOLE            12,900
---------------------------------------------------------------------------------------------------------
AT&T Corp                                                       SOLE            53,550
---------------------------------------------------------------------------------------------------------
American International Group                                    SOLE            13,668
---------------------------------------------------------------------------------------------------------
Abbott Laboratories                                             SOLE            21,870
---------------------------------------------------------------------------------------------------------
Qualcomm Inc                                                    SOLE            15,350
---------------------------------------------------------------------------------------------------------
Charles Schwab Corp                                             SOLE            53,750
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co                                                SOLE            15,600
---------------------------------------------------------------------------------------------------------
SBC Communications Inc                                          SOLE            16,500
---------------------------------------------------------------------------------------------------------
McDonald's Corp                                                 SOLE            26,850
---------------------------------------------------------------------------------------------------------
Fannie Mae                                                      SOLE             8,800
---------------------------------------------------------------------------------------------------------
Consolidated Edison Inc                                         SOLE            17,500
---------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                  SOLE            30,000
---------------------------------------------------------------------------------------------------------
Teradyne Inc.                                                   SOLE            18,000
---------------------------------------------------------------------------------------------------------

                                      Form 13F Information Table - Birinyi Associates 3/30/01

---------------------------------------------------------------------------------------------------------------------------
                           Column 1              Column 2         Column 3      Column 4                   Column 5
---------------------------------------------------------------------------------------------------------------------------
                           Name of            Title of class       CUSIP          Value     Shrs or          SH/PRN

                            Issuer                                              (x $1000)   prn amt
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp                           Common Stock      204493100            $573     31,500          SH
---------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co                          Common Stock      718507106            $550     10,000          SH
---------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications                   Common Stock      184502102            $523      9,600          SH
---------------------------------------------------------------------------------------------------------------------------
Enron Corp                                     Common Stock      293561106            $494      8,500          SH
---------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc                    Common Stock      718154107            $451      9,500          SH
---------------------------------------------------------------------------------------------------------------------------
Sony Corporation                                    ADR          835699307            $441      6,100          SH
---------------------------------------------------------------------------------------------------------------------------
Nasdaq 100-Index Tracking Stock                Common Stock      631100104            $415     10,600          SH
---------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                   Common Stock      786514208            $414      7,500          SH
---------------------------------------------------------------------------------------------------------------------------
Halliburton Co                                 Common Stock      406216101            $404     11,000          SH
---------------------------------------------------------------------------------------------------------------------------
Gillette Company                               Common Stock      375766102            $399     12,800          SH
---------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc.                            Common Stock      032654105            $399     11,000          SH
---------------------------------------------------------------------------------------------------------------------------
Applied Materials Inc.                         Common Stock      038222105            $396      9,100          SH
---------------------------------------------------------------------------------------------------------------------------
PMC - Sierra Inc.                              Common Stock      69344F106            $391     15,800          SH
---------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc.                      Common Stock      00846U101            $386     12,551          SH
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                Common Stock      055482103            $384      5,400          SH
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                         ADR          313400301            $382      5,900          SH
---------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems Inc.                  Common Stock      879433100            $374      4,000          SH
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Company                             Common Stock      345370860            $360     12,800          SH
---------------------------------------------------------------------------------------------------------------------------
Pharmacia Corporation                          Common Stock      71713U102            $358      7,100          SH
---------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp                              Common Stock      46612J101            $355     19,280          SH
---------------------------------------------------------------------------------------------------------------------------
WorldCom Inc                                   Common Stock      98157D106            $346     18,500          SH
---------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                       Common Stock      032511107            $345      5,500          SH
---------------------------------------------------------------------------------------------------------------------------
Cigna Corp                                     Common Stock      125509109            $268      2,500          SH
---------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc.                              Common Stock      452907108            $260     27,000          SH
---------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                  Common Stock      886547108            $248      9,100          SH
---------------------------------------------------------------------------------------------------------------------------
Metlife Inc                                    Common Stock      59156R108            $248      8,250          SH
---------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                 ADR          37733W105            $219      4,190          SH
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd                         Common Stock      902124106            $216      5,000          SH
---------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                                 Common Stock      584699102            $215      6,000          SH
---------------------------------------------------------------------------------------------------------------------------
Delta Air Lines Inc.                           Common Stock      247361108            $213      5,400          SH
---------------------------------------------------------------------------------------------------------------------------
Deere & Co                                     Common Stock      244199105            $204      5,600          SH
---------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Group                            Common Stock      001957406            $192     10,000          SH
---------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                     ADR          294821400             $67     12,000          SH
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                    Common Stock      984121103             $62     10,300          SH
---------------------------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc.                     Common Stock      640505103             $50     10,000          SH
---------------------------------------------------------------------------------------------------------------------------
VelocityHSI Inc                                Common Stock      92257K102              $2     24,300          SH
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth 6.000% 07/01/01          Bond           36035220            $201    200,000         PRN
---------------------------------------------------------------------------------------------------------------------------
Bellsouth Tele. 6.25% 05/15/03                     Bond          079867AE7            $230    225,000         PRN
---------------------------------------------------------------------------------------------------------------------------
United States Treasury Note 5.875% 02/15/04        Note          912827N81            $276    266,000         PRN
---------------------------------------------------------------------------------------------------------------------------
United States Treasury Note 6.000% 08/15/04        Note          9128275M0            $209    200,000         PRN
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                           Column 1                            Column 6       Column 8      7
----------------------------------------------------------------------------------------------------------
                           Name of             Put/Call       Investment           Voting authority
                                                                              ----------------------------
                            Issuer                            discretion        Sole     Shared    None
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Compaq Computer Corp                                             SOLE            31,500
----------------------------------------------------------------------------------------------------------
Phillips Petroleum Co                                            SOLE            10,000
----------------------------------------------------------------------------------------------------------
Clear Channel Communications                                     SOLE             9,600
----------------------------------------------------------------------------------------------------------
Enron Corp                                                       SOLE             8,500
----------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc                                      SOLE             9,500
----------------------------------------------------------------------------------------------------------
Sony Corporation                                                 SOLE             6,100
----------------------------------------------------------------------------------------------------------
Nasdaq 100-Index Tracking Stock                                  SOLE            10,600
----------------------------------------------------------------------------------------------------------
Safeway Inc.                                                     SOLE             7,500
----------------------------------------------------------------------------------------------------------
Halliburton Co                                                   SOLE            11,000
----------------------------------------------------------------------------------------------------------
Gillette Company                                                 SOLE            12,800
----------------------------------------------------------------------------------------------------------
Analog Devices Inc.                                              SOLE            11,000
----------------------------------------------------------------------------------------------------------
Applied Materials Inc.                                           SOLE             9,100
----------------------------------------------------------------------------------------------------------
PMC - Sierra Inc.                                                SOLE            15,800
----------------------------------------------------------------------------------------------------------
Agilent Technologies Inc.                                        SOLE            12,551
----------------------------------------------------------------------------------------------------------
BJ Services Co.                                                  SOLE             5,400
----------------------------------------------------------------------------------------------------------
Freddie Mac                                                      SOLE             5,900
----------------------------------------------------------------------------------------------------------
Telephone & Data Systems Inc.                                    SOLE             4,000
----------------------------------------------------------------------------------------------------------
Ford Motor Company                                               SOLE            12,800
----------------------------------------------------------------------------------------------------------
Pharmacia Corporation                                            SOLE             7,100
----------------------------------------------------------------------------------------------------------
JDS Uniphase Corp                                                SOLE            19,280
----------------------------------------------------------------------------------------------------------
WorldCom Inc                                                     SOLE            18,500
----------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                         SOLE             5,500
----------------------------------------------------------------------------------------------------------
Cigna Corp                                                       SOLE             2,500
----------------------------------------------------------------------------------------------------------
Immunomedics Inc.                                                SOLE            27,000
----------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                    SOLE             9,100
----------------------------------------------------------------------------------------------------------
Metlife Inc                                                      SOLE             8,250
----------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                              SOLE             4,190
----------------------------------------------------------------------------------------------------------
Tyco International Ltd                                           SOLE             5,000
----------------------------------------------------------------------------------------------------------
Medimmune Inc.                                                   SOLE             6,000
----------------------------------------------------------------------------------------------------------
Delta Air Lines Inc.                                             SOLE             5,400
----------------------------------------------------------------------------------------------------------
Deere & Co                                                       SOLE             5,600
----------------------------------------------------------------------------------------------------------
AT&T Wireless Group                                              SOLE            10,000
----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                                  SOLE            12,000
----------------------------------------------------------------------------------------------------------
Xerox Corp.                                                      SOLE            10,300
----------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc.                                       SOLE            10,000
----------------------------------------------------------------------------------------------------------
VelocityHSI Inc                                                  SOLE            24,300
----------------------------------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth 6.000% 07/01/01                        SOLE           200,000
----------------------------------------------------------------------------------------------------------
Bellsouth Tele. 6.25% 05/15/03                                   SOLE           225,000
----------------------------------------------------------------------------------------------------------
United States Treasury Note 5.875% 02/15/04                      SOLE           266,000
----------------------------------------------------------------------------------------------------------
United States Treasury Note 6.000% 08/15/04                      SOLE           200,000
----------------------------------------------------------------------------------------------------------